INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
INTANGIBLE ASSETS
Impairment on intangible assets	$ 2,771,019
Amortization expense	$ 830,481	$ 481,763	$ 11,366